Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(18)              Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

•                 Prior to January 1, 2008, Tianwei Yingli was entitled to a 2-year full exemption from income tax followed by a 3-year 50% reduction in the income tax rate (“2+3 tax holiday”) starting from its first profit-making year from a PRC income tax perspective.  Tianwei Yingli commenced its 2+3 tax holiday in 2007. The new EIT law and its relevant regulations grandfather the 2+3 Holiday. Accordingly, Tianwei Yingli is subject to income tax at 12.5% from 2009 to 2011.

In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013.

•                In 2008, Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2008 to 2010.   In 2011, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2011 to 2013.

•                In 2009, Fine Silicon Co., Ltd. (“Fine Silicon”) was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2009 to 2011.

•                In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

•                Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy Greece Sales GmbH (“Yingli Greece”), two major overseas subsidiaries of the Company, are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes and a trade income tax rate of 12.775%, resulting in an aggregate income tax rate of 28.6%.

•                Yingli Green Energy Americas, INC (“Yingli US”), an overseas subsidiary of the Company, is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.8%, resulting in an aggregate income tax rate of 40.8%.

The components of earnings (loss) before income taxes for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cayman Islands	(654,814)	(341,512)	(255,912)	(40,660)
PRC	116,646	2,304,362	(3,122,969)	(496,190)
U.S.	(668)	(14,006)	17,024	2,705
Other foreign countries	54,275	82,655	(37,333)	(5,932)
Total earnings (loss) before income taxes and noncontrolling interest	(484,561)	2,031,499	(3,399,190)	(540,077)

Income tax expense (benefit) in the consolidated statements of operations consists of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Current tax expense:
PRC	94,169	323,539	135,848	21,584
U.S.	40	50	7,380	1,173
Other foreign countries	9,213	24,948	38,855	6,173
Total current income tax expense	103,422	348,537	182,083	28,930
Deferred income tax benefit:
PRC	(135,253)	(15,071)	(322,506)	(51,241)
Other foreign countries	—	—	7,010	1,114
Sub-total	(135,253)	(15,071)	(315,496)	(50,127)
Total income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

The actual income tax expense (benefit) reported on the consolidated statements of operations differs from the amounts computed by applying the PRC statutory income tax rate of 25% in 2009, 2010 and 2011 to earnings (loss) before income taxes as a result of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Computed “expected” tax expense (benefit)	(121,140)	507,875	(849,798)	(135,019)
PRC tax rate differential, preferential rate	22,923	(98,715)	17,995	2,859
Tax rate differential for non-PRC entities	140,327	107,259	95,814	15,223
Tax holiday	(69,218)	(127,864)	(61,357)	(9,748)
Research and development tax credit	(27,468)	(78,525)	(56,391)	(8,960)
Non-deductible expenses:
Impairment of goodwill	—	—	68,346	10,859
Staff welfare in excess of allowable limits	1,666	1,099	2,672	425
Share based compensation	19,006	18,688	18,483	2,937
Entertainment expenses	1,075	1,502	1,335	212
Change in valuation allowance	—	—	627,295	99,667
German dividend withholding tax	—	—	10,400	1,652
Others	998	2,147	(8,207)	(1,304)
Actual income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Without the tax holiday the Company’s net income (loss) attributable to Yingli Green Energy would have decreased (increased) by RMB (51,226), RMB 94,632 and RMB (52,951) (US$8,413) for the years ended December 31, 2009, 2010 and 2011, respectively. Basic and diluted earnings (loss) per share for such years would have decreased (increased) as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	(0.37)	0.62	(0.34)	(0.05)
Diluted earnings (loss) per share	(0.37)	0.59	(0.34)	(0.05)

The income tax payable was RMB 113, 219 and RMB (145,029) (US$ 23,043) as of December 31, 2010 and 2011, which were included in other current liabilities and accrued expenses and prepaid expenses and other current assets in the consolidated balance sheet, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	62,534	69,818	11,093
Inventories	2,954	25,761	4,093
Employee benefits	1,692	2,964	471
Accrued warranty	71,869	100,950	16,039
Property, plant and equipment	10,903	623,573	99,076
Change in fair value of derivative instruments	7,955	5,861	932
Net operating loss carryforwards	13,858	102,775	16,329
Investment loss	—	5,296	841
Provision for inventory purchase commitment	—	177,373	28,182
Total gross deferred income tax assets	171,765	1,114,371	177,056
Valuation allowance	—	(627,295)	(99,667)
Net deferred income tax assets	171,765	487,076	77,389

Gross deferred income tax liabilities:

Property, plant and equipment	(37,041)	(37,698)	(5,990)
Intangible assets	(33,143)	(21,312)	(3,386)
Change in fair value of derivative instruments	(525)	—	—
Withholding income tax	—	(7,010)	(1,114)
Total gross deferred income tax liabilities	(70,709)	(66,020)	(10,490)

Net deferred tax assets	101,056	421,056	66,899

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	85,117	168,256	26,733
Non-current deferred income tax assets, included in other assets	15,939	293,794	46,679
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	—	(7,010)	(1,114)
Non-current deferred income tax liabilities, included in other liabilities	—	(33,984)	(5,399)
Net deferred income tax assets	101,056	421,056	66,899

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 570,862 (US$90,701) as of December 31, 2011, of which RMB 8,020, RMB 25,464, RMB 55,486 and RMB 481,892 will expire if unused by December 31, 2013, 2014, 2015 and 2016, respectively.

For the year ended December 31, 2011, there is an increase in the valuation allowance by RMB 627,295 (US$99,667).  Given the continuing decline in the spot market price of polysilicon, management does not expect Fine Silicon is able to generate sufficient income in the foreseeable future to utilize its deferred income tax assets.  Accordingly, as of December 31, 2011, a full valuation allowance was provided for its deferred income tax assets of RMB 627,295 (US$99,667).

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the remaining deductible temporary differences recognized as of December 31, 2010 and 2011. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2011, the Company has not recognized a deferred income tax liability of RMB 335,636 (US$53,327) for the undistributed earnings of RMB 3,356,355 (US$533,271) generated by the PRC subsidiaries as of December 31, 2011 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.  As of December 31, 2011, the Company has not recognized a deferred income tax liability of RMB 10,251 (US$1,629) for the undistributed earnings of RMB 38,865 (US$6,175) generated by the subsidiaries in Germany.

For each of the years ended December 31, 2009, 2010 and 2011, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$16).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2006 to 2011 are open to examination by the relevant tax authorities.